Business Acquisition (Schedule OF Fair Value Of Net Assets Acquired) (Details) (USD $)	Dec. 31, 2013
Business Acquisition [Abstract]
Cash	$ 250,000
Restricted cash	306,967
Current assets	37,287
Fixed assets	355,636
Residual Portfolio	6,379,000
Intangibles	29,115
Goodwill	2,341,928
Accrued Revenue Receivable	107,467
Liabilities	(57,400)
Net assets	$ 9,750,000